Revenue - Movements in contracts liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in contract liabilities
Contract liabilities at beginning of period	¥ 358,437	¥ 364,982
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(323,292)	(324,028)
Increase in contract liabilities as a result of receiving advance payment	376,019	317,483
Contract liabilities at end of period	¥ 411,164	¥ 358,437